SUPPLEMENTARY DATA (Summary of Accrued Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTARY DATA [Abstract]
Legal settlements	$ 250,000
Payroll-related costs	153,014	$ 138,101
Accrued operating expenses	127,369	24,098
Event and production-related costs	43,586	107,722
Legal and professional fees	27,797	22,129
Interest	20,817	41,634
Accrued capital expenditures	11,699	31,844
Other	35,950	56,753
Total accrued liabilities	$ 670,232	$ 422,281